Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Summary of property, plant and equipment

	Buildings	Plant and machinery	Vehicles and other equipment	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Cost:
At 1 January 2021	3,481,210	42,742,330	1,958,220	48,181,760
Additions	—	161,118	15,646	176,764
Transferred from construction in progress (note 18)	130,947	1,476,065	92,962	1,699,974
Reclassification	267,662	(275,880)	8,218	—
Disposals	(4,717)	(737,634)	(62,782)	(805,133)
Transferred from investment properties (note 17)	1,164	—	—	1,164
Transferred to construction in progress (note 18)	(2,091)	(1,260)	(15,404)	(18,755)
Transferred to investment properties (note 17)	(83)	(7)	—	(90)

At 31 December 2021 and 1 January 2022	3,874,092	43,364,732	1,996,860	49,235,684
Additions	132	187,460	39,934	227,526
Transferred from construction in progress (note 18)	609,303	1,768,395	90,219	2,467,917
Reclassification	9,088	(47,399)	38,311	—
Disposals	(2,596)	(393,686)	(51,813)	(448,095)
Transferred from investment properties (note 17)	47	—	—	47
Others	1,208	—	—	1,208

At 31 December 2022	4,491,274	44,879,502	2,113,511	51,484,287

Accumulated depreciation:
At 1 January 2021	(2,396,564)	(31,700,912)	(1,457,854)	(35,555,330)
Charge for the year	(88,234)	(1,419,669)	(113,556)	(1,621,459)
Reclassification	(214,041)	216,706	(2,665)	—
Written back on disposals	3,652	626,865	55,709	686,226
Transferred from investment properties (note 17)	(1,088)	—	—	(1,088)
Transfer to construction in progress (note 18)	46	735	5,642	6,423
Transferred to investment properties (note 17)	80	7	—	87

At 31 December 2021 and 1 January 2022	(2,696,149)	(32,276,268)	(1,512,724)	(36,485,141)
Charge for the year	(95,661)	(1,270,423)	(128,092)	(1,494,176)
Reclassification	(787)	6,340	(5,553)	—
Written back on disposals	2,469	344,469	50,036	396,974
Transferred from investment properties (note 17)	(45)	—	—	(45)

At 31 December 2022	(2,790,173)	(33,195,882)	(1,596,333)	(37,582,388)

	Buildings	Plant and machinery	Vehicles and other equipment	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Impairment losses:
At 1 January 2021	(53,792)	(850,967)	(8,649)	(913,408)
Charge for the year	(793)	(586,147)	(682)	(587,622)
Written back on disposals	—	60,018	501	60,519
Reclassification	(26,133)	26,270	(137)	—

At 31 December 2021 and 1 January 2022	(80,718)	(1,350,826)	(8,967)	(1,440,511)
Charge for the year	(984)	(283,624)	(1,652)	(286,260)
Written back on disposals	—	4,264	112	4,376
Reclassification	(2,146)	2,202	(56)	—

At 31 December 2022	(83,848)	(1,627,984)	(10,563)	(1,722,395)

Net book value:
At 31 December 2022	1,617,253	10,055,636	506,615	12,179,504

At 31 December 2021	1,097,225	9,737,638	475,169	11,310,032